Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and diluted earnings per share
Schedule of computation of basic and diluted earning per share

	2025	2024	2023
Net profit attributable to equity holders of the Company (US$’000)	242,313	354,296	469,957
Weighted average number of common shares outstanding (‘000) - Basic	151,406	133,609	131,759
Weighted average number of common shares outstanding (‘000) [1] - Diluted	151,897	134,188	133,034
Basic earnings per share (US$ per share)	1.60	2.65	3.57
Diluted earnings per share (US$ per share)	1.60	2.64	3.53
[1]	Includes dilutive shares of 490,833 (2024: 515,905) from share options.